Quarterly Holdings Report
for
Fidelity® Disruptive Technology Fund
February 28, 2022
DST-NPRT3-0422
1.9897388.101
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 22.1%
Entertainment - 6.1%
Netflix, Inc. (a)	11,023	4,348,794
Roku, Inc. Class A (a)	3,459	482,634
Sea Ltd. ADR (a)	20,164	2,935,878
Spotify Technology SA (a)	4,932	770,329
		8,537,635
Interactive Media & Services - 13.7%
Alphabet, Inc. Class C (a)	2,657	7,168,108
Kakao Corp.	10,461	828,564
Meta Platforms, Inc. Class A (a)	10,903	2,300,860
Snap, Inc. Class A (a)	39,839	1,591,170
Tencent Holdings Ltd.	26,139	1,410,495
Yandex NV Series A (a)(b)	47,740	848,135
Z Holdings Corp.	1,013,723	4,962,019
		19,109,351
Wireless Telecommunication Services - 2.3%
T-Mobile U.S., Inc. (a)	26,169	3,224,282
TOTAL COMMUNICATION SERVICES		30,871,268
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 0.8%
Tesla, Inc. (a)	1,315	1,144,615
Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc. Class A (a)	7,695	1,165,716
MakeMyTrip Ltd. (a)(c)	95,117	2,670,885
		3,836,601
Internet & Direct Marketing Retail - 7.5%
Amazon.com, Inc. (a)	1,877	5,764,755
Delivery Hero AG (a)(d)	10,264	550,157
Doordash, Inc. (a)	7,721	810,319
Farfetch Ltd. Class A (a)	52,221	994,810
Global-e Online Ltd. (a)	23,606	923,939
JD.com, Inc. Class A (a)	1,317	47,043
ZOZO, Inc.	50,943	1,440,132
		10,531,155
Specialty Retail - 0.6%
Auto1 Group SE (d)	60,076	870,995
TOTAL CONSUMER DISCRETIONARY		16,383,366
INDUSTRIALS - 1.6%
Road & Rail - 1.6%
Lyft, Inc. (a)	27,387	1,066,450
Uber Technologies, Inc. (a)	31,041	1,118,407
		2,184,857
INFORMATION TECHNOLOGY - 63.9%
Electronic Equipment & Components - 1.0%
Samsung SDI Co. Ltd.	3,175	1,463,320
IT Services - 10.9%
Adyen BV (a)(d)	1,465	3,053,461
Block, Inc. Class A (a)	8,246	1,051,365
EPAM Systems, Inc. (a)	3,770	783,218
MongoDB, Inc. Class A (a)	12,917	4,934,165
Paymentus Holdings, Inc. (a)	39,907	919,457
Snowflake Computing, Inc. (a)	10,340	2,746,924
Twilio, Inc. Class A (a)	9,598	1,677,730
		15,166,320
Semiconductors & Semiconductor Equipment - 18.5%
ASML Holding NV (Netherlands)	9,627	6,440,695
Enphase Energy, Inc. (a)	16,001	2,667,367
Marvell Technology, Inc.	70,157	4,793,828
NVIDIA Corp.	23,847	5,815,091
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	56,543	6,050,666
		25,767,647
Software - 31.9%
Adobe, Inc. (a)	13,271	6,206,581
Amplitude, Inc. (a)	26,578	569,832
Atlassian Corp. PLC (a)	9,873	3,018,374
Bill.Com Holdings, Inc. (a)	7,709	1,833,817
Confluent, Inc. (c)	34,075	1,458,069
Crowdstrike Holdings, Inc. (a)	8,779	1,713,749
HashiCorp, Inc. (c)	20,441	1,030,022
HubSpot, Inc. (a)	5,901	3,098,025
Intuit, Inc.	7,166	3,399,335
Kingdee International Software Group Co. Ltd. (a)	478,210	1,173,709
Microsoft Corp.	26,614	7,951,999
Qualtrics International, Inc.	31,394	952,180
Salesforce.com, Inc. (a)	28,150	5,926,420
Workday, Inc. Class A (a)	26,770	6,131,669
		44,463,781
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	13,894	2,294,177
TOTAL INFORMATION TECHNOLOGY		89,155,245
TOTAL COMMON STOCKS (Cost $143,172,936)		138,594,736

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (e)	1,254,618	1,254,869
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	2,635,261	2,635,525
TOTAL MONEY MARKET FUNDS (Cost $3,890,394)		3,890,394

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $147,063,330)	142,485,130
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(2,886,588)
NET ASSETS - 100.0%	139,598,542

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,474,613 or 3.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	1,205,966	40,939,661	40,890,758	734	-	-	1,254,869	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	2,271,625	46,735,573	46,371,673	4,025	-	-	2,635,525	0.0%
Total	3,477,591	87,675,234	87,262,431	4,759	-	-	3,890,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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